Loss for the Year	12 Months Ended
Dec. 31, 2023
Profit (loss) [abstract]
Loss for the Year
12.
LOSS FOR THE YEAR

	Years ended December 31,
	2021	2022	2023
Loss for the year has been arrived at after charging:
Staff costs:
Salaries and other allowances	$18,871	$14,966	$10,356
Retirement benefits scheme contributions	749	662	499
Share-based payment expenses	8,122	3,582	12,685
Total staff costs	27,742	19,210	23,540
Depreciation of plant and equipment	133	162	87
Depreciation of right-of-use assets	528	593	587
Amortization of intangible assets	20	20	20
Impairment loss of an intangible asset	3,000	—	—
Other expense (note)	$4,522	$6,608	$46,003

Note: Other expense represented the expenses incurred and the expense-off of the previous deferred issue costs for a public offering application pursuing in other capital market which was suspended in 2022. For the year ended December 31, 2022, the other expense also includes the expenses incurred for an ongoing public offering application through acquisition of a listed Special Purpose Acquisition Company (“De-SPAC”) in the Nasdaq capital market. For the year ended December 31, 2023, the other expense also includes expenses incurred in connection with the Business Combination. Refer to Note 5 – Business Combination for further information.